Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Financial income and expenses [Abstract]
Financial income
The following table sets forth financial income and expenses for the years ended December 31, 2019, 2018 and 2017:

	For the year ended December 31,
Financial income	2019	2018	2017
Interest income from loans and credits	3,665	36,296	325
Interest rates benefits derivatives: cash flow hedges	456	148	682
Total	4,121	36,444	1,007

Financial expenses
	For the year ended December 31,
Financial expenses	2019	2018	2017
Expenses due to interest:
- Loans from credit entities	(259,416)	(256,736)	(253,660)
- Other debts	(89,256)	(100,057)	(137,562)
Interest rates losses derivatives: cash flow hedges	(59,318)	(68,226)	(72,495)
Total	(407,990)	(425,019)	(463,717)

Other net financial income and expenses
The following table sets out Other net financial income and expenses for the years 2019, 2018 and 2017:

	For the year ended December 31,
Other financial income / (expenses)	2019	2018	2017
Dividend from ACBH (Brazil)	-	-	10,383
Other financial income	14,152	14,431	28,809
Other financial losses	(15,305)	(22,666)	(20,758)
Total	(1,153)	(8,235)	18,434